Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable allowance, net	$ 231	$ 272
Preferred stock, par value (in usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	3,570,894	1,730,141
Common stock, shares outstanding (in shares)	3,570,893	1,730,140
Treasury stock (in shares)	1	1
Series 7 Convertible Preferred Stock
Mezzanine equity, convertible preferred stock, shares authorized (in shares)	58,750	58,750
Mezzanine equity, convertible preferred stock, shares issued (in shares)	0	49,250
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)	0	49,250
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Series 8 Preferred Stock
Mezzanine equity, convertible preferred stock, shares authorized (in shares)	53,197.7234	53,197.7234
Mezzanine equity, convertible preferred stock, shares issued (in shares)	0	0
Mezzanine equity, convertible preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0
Series 4 Convertible Preferred Stock
Preferred stock, shares authorized (in shares)	10,415	10,415
Preferred stock, shares issued (in shares)	1	1
Preferred stock, shares outstanding (in shares)	1	1
Series 5 Convertible Preferred Stock
Preferred stock, shares authorized (in shares)	12,000	12,000
Preferred stock, shares issued (in shares)	126	126
Preferred stock, shares outstanding (in shares)	126	126